Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 10, 2015
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
| KraneShares Dow Jones China Select Dividend ETF | KraneShares Dow Jones China Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHDV
| KraneShares CSI New China ETF | KraneShares CSI New China ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP
| KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWEB
| KraneShares FTSE Emerging Markets Plus ETF | KraneShares FTSE Emerging Markets Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMP